Debt and Other Obligations - Revolving credit facility (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 535	$ 655
Revolving Credit Facility
Debt Instrument [Line Items]
Amortization of debt issuance costs	187		$ 203
Transaction costs	$ 2,164		$ 2,394